Condensed Consolidated Balance Sheets (Unaudited) - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	£ 1,004,329	£ 2,462,609
Corporation tax receivable	1,260,121	1,043,593
Prepaid expenses and other current assets	1,687,869	2,194,725
Total current assets	3,952,319	5,700,927
Non-current assets:
Property and equipment, net	1,072,844	1,274,798
Operating lease right of use assets	1,241,026	1,340,769
Intangible assets, net	605,206	615,170
Total assets	6,871,395	8,931,664
Current liabilities:
Accounts payable and accrued liabilities	3,211,690	4,431,840
Derivative liability	1,991	13,437
Current portion of operating lease liability	314,782	305,324
Total current liabilities	3,528,463	4,750,601
Non-current operating lease liability	1,338,745	1,495,833
Total liabilities	4,867,208	6,246,434
Shareholders’ Equity:
Ordinary shares, £0.0001 par value, 98,902,641 and 20,570,088 authorized, issued, and outstanding as of June 30, 2024 and December 31, 2023, respectively	9,891	2,057
Deferred shares, £0.0001 par value, 794,955 authorized, issued, and outstanding as of June 30, 2024 and December 31, 2023, respectively	397,398	397,398
Additional paid-in capital	45,742,595	41,123,065
Accumulated deficit	(44,145,697)	(38,837,290)
Total shareholders’ equity	2,004,187	2,685,230
Total liabilities and shareholders’ equity	£ 6,871,395	£ 8,931,664